BUSINESS COMBINATION (Details 8) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Current Assets
Cash and cash equivalents	R$ 18,175
Trade receivables	65,989
Inventories	217,564
Recoverable taxes	25,896
Other assets	3,706
Non-current Assets
Deferred taxes	3,210
Other assets	73
Property, plant and equipment	198,074
Intangible assets	88
Total assets acquired	532,775
Current Liabilities
Trade payables	122,686
Borrowings and financing	11,718
Taxes payable	29,090
Other payables	5,140
Total liabilities assumed	168,634
Total of Identifiable Net Assets at Fair Value	364,141
Galvacolor [Member]
Current Assets
Cash and cash equivalents	4,914
Trade receivables	42,285
Inventories	193,943
Recoverable taxes	24,087
Other assets	2,346
Non-current Assets
Deferred taxes	3,210
Other assets	51
Property, plant and equipment	167,685
Intangible assets	46
Total assets acquired	438,567
Current Liabilities
Trade payables	115,669
Taxes payable	26,947
Other payables	4,938
Total liabilities assumed	147,554
Total of Identifiable Net Assets at Fair Value	291,013
Gramperfil [Member]
Current Assets
Cash and cash equivalents	13,261
Trade receivables	23,704
Inventories	23,621
Recoverable taxes	1,809
Other assets	1,360
Non-current Assets
Other assets	22
Property, plant and equipment	30,389
Intangible assets	42
Total assets acquired	94,208
Current Liabilities
Trade payables	7,017
Borrowings and financing	11,718
Taxes payable	2,143
Other payables	202
Total liabilities assumed	21,080
Total of Identifiable Net Assets at Fair Value	R$ 73,128